Employee benefit plans - Expected future contributions payable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
France
Employee benefit plans
2026	$ 94
2027	59
2028	59
2029	14
2030	196
2031 to 2035	862
Switzerland
Employee benefit plans
2026	2,229
2027	288
2028	268
2029	258
2030	239
2031 to 2035	$ 1,244